Stock Option Plans (Nonvested Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, Granted	241,575	242,300	192,900
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, Number of Shares, beginning balance	405,809
Nonvested options, Granted	241,575
Nonvested options, Vested	(149,200)
Nonvested options, Forfeited	(13,582)
Nonvested options, Number of Shares, ending balance	484,602.000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested options, Weighted Average Grant Date Fair Value, beginning balance		6.84
Nonvested options, Granted, Weighted Average Grant Date Fair Value	5.99	6.42	6.47
Nonvested options, Vested, Weighted Average Grant Date Fair Value	7.49
Nonvested options, Forfeited, Weighted Average Grant Date Fair Value	6.10
Nonvested options, Weighted Average Grant Date Fair Value, ending balance	6.24